   As Filed with the Securities and Exchange Commission on September 24, 2007

                       File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                      Pre-Effective Amendment No.___  (  )

                      Post-Effective Amendment No.21  (X)
                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940  (X)

                             Amendment No. 24  (X)

                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

        777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
              (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-8096
              (Registrant's Telephone Number, Including Area Code)

                            Angela Montez, Secretary
                    777 North Capitol Street, N.E., Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)


                                With Copies to:
                            Kathryn B. McGrath, Esq.
                                Mayer Brown LLP
                               1909 K Street N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 ___   immediately upon filing pursuant to paragraph (b) of rule 485
 _X_   on ( October 26, 2007) pursuant to paragraph (b) of rule 485
 ___   60 days after filing pursuant to paragraph (a)(1) of rule 485
 ___   on (date)  pursuant to paragraph (a)(1) of rule 485
 ___   75 days after filing pursuant to paragraph (a)(2) of rule 485
 ___   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 _X_ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                EXPLANATORY NOTE

   The Registrant is filing this Post-Effective Amendment No. 21 ("PEA 21") to the Registration Statement of The Vantagepoint Funds (the "Fund") pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until October 26, 2007, the effectiveness of Post-Effective Amendment No. 20 ("PEA No. 20") which was filed with the Securities and Exchange Commission on July 12, 2007 pursuant to paragraph (a)(2) or Rule 485 of the 1933 Act. No other changes are intended to be made to PEA #20 by means of this PEA #21 and, therefore, Parts A, B and C of PEA #20 are incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, the District of Columbia on the 24th day of September, 2007.


                             THE VANTAGEPOINT FUNDS

                                             /s/ Joan McCallen
                                             ---------------------------
                                                Joan McCallen, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.


     SIGNATURES                              TITLE                                DATE
     ----------                              -----                                ----

/s/ Joan McCallen
---------------------                     President                          September 24, 2007
Joan McCallen

/s/ Gerard Maus
---------------------                     Treasurer and Chief                September 24, 2007
Gerard P. Maus                            Financial Officer


        *                                 Director                           September 24, 2007
---------------------
N. Anthony Calhoun


        *                                 Director                           September 24, 2007
---------------------
Donna Gilding


        *                                 Director                           September 24, 2007
---------------------
Arthur Lynch


        *                                 Director                           September 24, 2007
---------------------
Timothy M. O'Brien,


        *                                 Director                           September 24, 2007
---------------------
Alison Rudolf


        *                                Director                            September 24, 2007
---------------------
Robin L. Wiessmann


        *                                Director                            September 24, 2007
---------------------
Robert A. Rudell



*By /s/ Angela C. Montez
    ---------------------
    Angela C. Montez
    Attorney-in-Fact